Schedule of Pro Forma Financial Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Pro forma revenue	$ 1,492,520	$ 1,533,957	$ 4,846,417	$ 4,793,450
Pro forma net loss	$ (998,380)	$ (2,057,245)	$ (5,128,430)	$ (9,571,686)